UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05634

Morgan Stanley Strategist Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-296-6990

Date of fiscal year end:	July 31, 2008

Date of reporting period:	April 30, 2008

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Strategist Fund

Portfolio of Investments April 30, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (65.7%)
	Advertising/Marketing Services (0.6%)
106,720	Omnicom Group, Inc.	$5,094,813

	Aerospace & Defense (2.6%)
141,310	Northrop Grumman Corp.	10,396,177
162,400	Raytheon Co.	10,388,728
		20,784,905
	Aluminum (1.2%)
135,280	Alcoa, Inc.	4,705,038
120,000	Aluminum Corp. of China Ltd. (ADR) (China)	5,138,400
		9,843,438
	Automotive Aftermarket (0.3%)
93,500	Goodyear Tire & Rubber Co. (The)*	2,503,930

	Biotechnology (1.7%)
109,140	Celgene Corp.*	6,781,960
128,290	Gilead Sciences, Inc.*	6,640,290
		13,422,250
	Chemicals: Major Diversified (0.7%)
133,270	Dow Chemical Co. (The)	5,350,790

	Computer Communications (0.9%)
287,610	Cisco Systems, Inc.*	7,374,320

	Computer Peripherals (0.8%)
434,050	EMC Corp.*	6,684,370

	Computer Processing Hardware (2.5%)
92,235	Apple Inc.*	16,044,278
222,160	Dell Inc. *	4,138,841
		20,183,119
	Department Stores (1.1%)
83,715	Kohl’s Corp.*	4,089,478
193,300	Macy’s, Inc.	4,888,557
		8,978,035
	Discount Stores (0.9%)
102,600	Costco Wholesale Corp.	7,310,250

	Electric Utilities (0.5%)
97,930	American Electric Power Co., Inc.	4,370,616

	Electrical Products (0.8%)
118,640	Emerson Electric Co.	6,200,126

	Electronics/Appliances (1.2%)
202,240	Sony Corp. (ADR) (Japan)	9,260,570

	Finance/Rental/Leasing (0.8%)
80,750	Visa, Inc. - (Class A) *	6,738,588

	Financial Conglomerates (1.4%)
121,070	American Express Co.	5,813,781
106,420	JPMorgan Chase & Co.	5,070,913
		10,884,694
	Food: Major Diversified (2.9%)
200,050	Kellogg Co.	10,236,558
411,374	Kraft Foods Inc. (Class A)	13,011,760
		23,248,318
	Forest Products (1.2%)
145,680	Weyerhaeuser Co.	9,306,038

	Home Building (0.6%)
102,000	Gafisa S.A. (ADR) (Brazil)*	4,442,100

	Home Improvement Chains (0.6%)
206,950	Lowe’s Companies, Inc.	5,213,070

	Household/Personal Care (1.2%)
132,780	Colgate-Palmolive Co.	9,387,546

	Information Technology Services (1.7%)
111,500	International Business Machines Corp.	13,458,050

	Integrated Oil (2.5%)
102,685	Exxon Mobil Corp.	9,556,893
102,265	Hess Corp.	10,860,543
		20,417,436
	Internet Software/Services (1.2%)
10,330	Google Inc. (Class A)*	5,932,416
150,185	Yahoo! Inc.*	4,116,571
		10,048,987
	Investment Banks/Brokers (3.5%)
527,970	Charles Schwab Corp. (The)	11,404,152
30,260	Goldman Sachs Group, Inc. (The)	5,790,856
113,000	Lazard Ltd. (Class A) (Bermuda)	4,422,820
100,000	NYSE Euronext	6,610,000
		28,227,828
	Investment Managers (0.4%)
122,000	Janus Capital Group, Inc.	3,423,320

	Major Banks (1.9%)
153,280	Bank of America Corp.	5,754,131
183,000	Wachovia Corp.	5,334,450
147,480	Wells Fargo & Co.	4,387,530
		15,476,111
	Media Conglomerates (0.5%)
256,510	Time Warner, Inc.	3,809,174

	Medical Specialties (5.3%)
55,000	Applera Corp. - Celera Genomics Group*	735,900
93,915	Bard (C.R.), Inc.	8,843,976
119,000	Covidien Ltd.	5,556,110
237,605	St. Jude Medical, Inc.*	10,402,347
189,480	Thermo Fisher Scientific, Inc.*	10,965,208
78,885	Zimmer Holdings, Inc.*	5,850,112
		42,353,653
	Motor Vehicles (0.9%)
226,170	Honda Motor Co., Ltd. (ADR) (Japan)	7,180,897

	Oilfield Services/Equipment (1.5%)
130,530	Halliburton Co.	5,992,632
79,910	Smith International, Inc.	6,113,914
		12,106,546
	Packaged Software (4.6%)
384,100	Microsoft Corp.	10,954,532
662,630	Oracle Corp.*	13,815,835
410,640	Sybase, Inc.*	12,081,029
		36,851,396
	Pharmaceuticals: Major (1.9%)
136,310	Johnson & Johnson	9,145,038
320,000	Pfizer, Inc.	6,435,200
		15,580,238
	Precious Metals (0.9%)
197,650	Barrick Gold Corp. (Canada)	7,633,243

	Property - Casualty Insurers (0.5%)
87,440	Allstate Corp. (The)	4,403,478

	Pulp & Paper (1.2%)
606,810	AbitibiBowater, Inc.	5,989,215
141,935	MeadWestvaco Corp.	3,732,890
		9,722,105
	Recreational Products (0.6%)
263,540	Mattel, Inc.	4,941,375

	Restaurants (1.1%)
150,000	McDonald’s Corp.	8,937,000

	Semiconductors (1.9%)
401,230	Intel Corp.	8,931,380
583,540	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) (Taiwan)	6,558,990
		15,490,370
	Specialty Telecommunications (1.4%)
360,175	Citizens Communications Co.	3,861,076
651,590	Windstream Corp.	7,649,667
		11,510,743
	Steel (1.6%)
85,010	United States Steel Corp.	13,087,290

	Telecommunication Equipment (0.8%)
224,120	Nokia Corp. (ADR) (Finland)			6,739,288

	Tobacco (2.5%)
145,610	Altria Group, Inc.			2,912,200
145,610	Philip Morris International Inc.*			7,430,478
190,210	UST, Inc.			9,904,235
				20,246,913
	Trucks/Construction/Farm Machinery (1.7%)
99,100	Caterpillar Inc.			8,114,308
115,100	PACCAR, Inc.			5,446,532
				13,560,840
	Wireless Telecommunications (0.8%)
339,630	Metropcs Communications Inc.*			6,670,333

	Total Common Stocks (Cost $366,792,402)			528,458,500

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	Corporate Bonds (6.7%)
	Aerospace & Defense (0.1%)
$592	Systems 2001 Asset Trust - 144A** (Cayman Islands)	6.664%	09/15/13	591,504

	Agricultural Commodities/Milling (0.0%)
260	Archer Daniels Midland	5.45	03/15/18	263,238

	Airlines (0.1%)
756	America West Airlines, Inc. (Series 01-1)	7.10	04/02/21	752,298

	Beverages: Alcoholic (0.1%)
475	FBG Finance Ltd. - 144A** (Australia)	5.125	06/15/15	467,728
470	Miller Brewing Co. - 144A**	4.25	08/15/08	471,168
				938,896
	Biotechnology (0.1%)
370	Amgen, Inc.	5.85	06/01/17	373,219
305	Biogen Idec, Inc.	6.875	03/01/18	301,543
				674,762
	Cable/Satellite TV (0.1%)
135	Comcast Cable Communications, Inc.	6.75	01/30/11	140,206
145	Comcast Cable Communications, Inc.	7.125	06/15/13	155,530
125	Comcast Corp.	6.50	01/15/15	130,586
				426,322
	Casino/Gaming (0.0%)
135	MGM Mirage Inc.	6.00	10/01/09	135,337

	Chemicals: Agricultural (0.0%)
70	Monsanto Co.	5.125	04/15/18	69,836

	Chemicals: Major Diversified (0.0%)
310	ICI Wilmington Inc.	4.375	12/01/08	310,719

	Computer Processing Hardware (0.1%)
305	Dell Inc. - 144A**	5.65	04/15/18	300,778
120	Hewlett-Packard Co.	5.50	03/01/18	122,686
				423,464
	Department Stores (0.3%)
1,370	General Electric Capital Corp.	5.625	05/01/18	1,386,635
980	May Department Stores Co.	5.95	11/01/08	980,651
				2,367,286
	Discount Stores (0.1%)
410	Wal-Mart Stores, Inc.	4.25	04/15/13	412,118

	Drugstore Chains (0.1%)
130	CVS Caremark Corp.	5.75	08/15/11	134,725
75	CVS Caremark Corp.	5.75	06/01/17	76,134
456	CVS Lease Pass Through - 144A**	6.036	12/10/28	420,719
				631,578
	Electric Utilities (0.6%)
55	Appalachian Power Co.	5.65	08/15/12	55,692
485	Arizona Public Service Co.	5.80	06/30/14	465,920
450	Carolina Power & Light Co.	5.125	09/15/13	465,080
145	CenterPoint Energy Resources, Corp.	6.25	02/01/37	134,523
85	CenterPoint Energy Resources, Corp. (Series B)	7.875	04/01/13	92,941
45	Columbus Southern Power Co. (Series E)	4.40	12/01/10	45,054
190	Consolidated Natural Gas Co. (Series C)	6.25	11/01/11	198,350
420	Consumers Energy Co. (Series H)	4.80	02/17/09	421,578
275	Detroit Edison Co. (The)	6.125	10/01/10	288,270

565	E.ON International Finance BV	5.80		04/30/18	570,279
340	Entergy Gulf States, Inc.	3.476	+	12/01/09	333,167
140	Entergy Gulf States, Inc.	3.60		06/01/08	139,768
220	Ohio Edison Co.	6.40		07/15/16	222,966
415	Ohio Power Company (Series K)	6.00		06/01/16	421,979
165	Peco Energy Co.	5.35		03/01/18	165,287
270	Public Service Electric & Gas Co. (Series B)	5.00		01/01/13	271,485
240	Texas Eastern Transmission, PC	7.00		07/15/32	250,152
					4,542,491
	Electrical Products (0.1%)
415	Cooper Industries, Inc.	5.25		11/15/12	423,104

	Electronic Components (0.1%)
400	Philips Electronics	5.75		03/11/18	411,294

	Electronic Equipment/Instruments (0.0%)
225	Xerox Corp.	6.35		05/15/18	226,552

	Electronic Production Equipment (0.0%)
350	KLA-Tencor Corp.	6.90		05/01/18	353,389

	Electronics/Appliances (0.0%)
310	LG Electronics Inc. - 144A** (South Korea)	5.00		06/17/10	307,295

	Finance (0.0%)
165	Pearson Dollar Finance PLC - 144A**	6.25		05/06/18	167,869

	Finance/Rental/Leasing (0.2%)
440	Capmark Financial Group Inc. - 144A**	5.875		05/10/12	365,883
180	Capmark Financial Group Inc. - 144A**	6.30		05/10/17	131,169
310	CIT Group Inc. (Series MTN)	4.75		08/15/08	303,749
375	Countrywide Home Loans, Inc. (Series L)	3.25		05/21/08	374,044
630	Nationwide Building Society - 144A** (United Kingdom)	4.25		02/01/10	620,256
					1,795,101
	Financial Conglomerates (0.3%)
155	Brookfield Asset Management Inc. (Canada)	5.80		04/25/17	137,676
725	Chase Manhattan Corp.	6.00		02/15/09	732,296
315	Citigroup Inc.	5.875		05/29/37	283,940
30	Citigroup Inc.	6.125		11/21/17	30,506
515	Citigroup Inc. (Series E)	8.40		04/29/49	521,865
180	General Electric Capital Corp. (Series A)	4.25		12/01/10	181,894
55	General Electric Capital Corp. (Series A)	4.75		09/15/14	55,104
605	JPMorgan Chase & Co.	4.75		05/01/13	604,322
150	Prudential Financial, Inc.	6.625		12/01/37	148,645
					2,696,248
	Food Retail (0.0%)
140	Kroger Co.	5.00		04/15/13	140,810

	Food: Major Diversified (0.1%)
210	ConAgra Foods, Inc.	7.00		10/01/28	209,642
215	ConAgra Foods, Inc.	8.25		09/15/30	242,083
					451,725
	Foods & Beverages (0.0%)
145	Dr. Pepper Snapple Group - 144A**	6.82		05/01/18	150,688

	Gas Distributors (0.1%)
90	Equitable Resources Inc.	6.50		04/01/18	90,410
325	NiSource Finance Corp.	3.663	+	11/23/09	315,430
380	Questar Market Resources Inc.	6.80		04/01/18	376,385
					782,225
	Home Improvement Chains (0.1%)
710	Home Depot Inc.	2.925	+	12/16/09	678,855
295	Home Depot Inc.	5.40		03/01/16	279,392
					958,247
	Industrial Conglomerates (0.3%)
1,470	General Electric Co.	5.25		12/06/17	1,465,653
175	Honeywell International, Inc.	5.30		03/01/18	178,545
395	Textron Financial Corp. (Series MTN)	5.125		02/03/11	403,805
					2,048,003
	Insurance Brokers/Services (0.2%)
585	Catlin Insurance Co., Ltd. - 144A** (Bahamas)	7.249		#	488,743
900	Farmers Exchange Capital - 144A**	7.05		07/15/28	827,917
					1,316,660
	Integrated Oil (0.1%)
140	Marathon Oil Corp.	5.90		03/15/18	141,921
260	Marathon Oil Corp.	6.00		10/01/17	265,317
					407,238

	Investment Banks/Brokers (0.4%)
280	Bear Stearns Co. Inc.	6.40		10/02/17	289,389
370	Bear Stearns Co. Inc.	7.25		02/01/18	405,246
710	Goldman Sachs Group Inc.	6.15		04/01/18	719,525
605	Goldman Sachs Group Inc.	6.75		10/01/37	594,705
250	Lehman Brothers Holdings, Inc.	5.75		01/03/17	234,038
390	Lehman Brothers Holdings, Inc.	6.50		07/19/17	383,770
695	Lehman Brothers Holdings, Inc.	6.875		07/17/37	646,262
					3,272,935
	Major Banks (0.8%)
625	Bank of America Corp.	5.65		05/01/18	621,559
360	Bank of America Corp.	5.75		12/01/17	367,490
210	Bank of New York Mellon	4.50		04/01/13	209,538
755	Credit Suisse Group AG	6.00		02/15/18	766,599
280	HSBC Finance Corp.	6.75		05/15/11	291,883
325	Huntington National Bank (Series T)	4.375		01/15/10	318,412
100	MBNA Capital I (Series A)	8.278		12/01/26	101,627
630	MBNA Corp. (Series F)	3.525	+	05/05/08	630,033
295	Popular North America, Inc. (Series F)	5.65		04/15/09	291,894
880	UniCredit Luxembourg Finance S.A. - 144A* (Luxembourg)	2.97	+	10/24/08	879,109
975	Wachovia Capital Trust III	5.80	+	##	775,604
255	Wachovia Corp.	5.50		05/01/13	255,933
620	Wells Fargo Co.	5.625		12/11/17	640,245
					6,149,926
	Major Telecommunications (0.5%)
175	AT&T Corp.	8.00		11/15/31	211,096
565	AT&T Inc.	6.30		01/15/38	565,993
525	France Telecom S.A. (France)	8.50		03/01/31	678,597
305	SBC Communications, Inc.	6.15		09/15/34	296,985
380	Sprint Capital Corp.	8.75		03/15/32	336,122
270	Telecom Italia Capital SA (Luxembourg)	4.00		11/15/08	268,609
310	Telecom Italia Capital SA (Luxembourg)	4.00		01/15/10	304,763
80	Telecom Italia Capital SA (Luxembourg)	4.875		10/01/10	79,239
65	Telecom Italia Capital SA (Luxembourg)	4.95		09/30/14	60,638
540	Telefonica Europe BV (Netherlands)	8.25		09/15/30	657,421
375	Verizon Communications	5.50		02/15/18	376,768
					3,836,231
	Managed Health Care (0.0%)
230	UnitedHealth Group Inc.	6.00		02/15/18	227,711

	Media Conglomerates (0.2%)
895	Time Warner, Inc.	3.30	+	11/13/09	863,900
470	Viacom, Inc.	6.875		04/30/36	472,265
570	Vivendi - 144A**	6.625		04/04/18	557,397
					1,893,562
	Medical Specialties (0.1%)
175	Baxter International Inc.	4.625		03/15/15	169,422
280	Covidien International Finance SA	6.00		10/15/17	286,756
					456,178
	Motor Vehicles (0.0%)
250	DaimlerChrysler North American Holdings Co.	8.50		01/18/31	289,607

	Multi-Line Insurance (0.2%)
1,165	AIG SunAmerica Global Financing VI - 144A**	6.30		05/10/11	1,205,738
575	American General Finance Corp. (Series H)	4.625		09/01/10	562,531
405	Two-Rock Pass Through - 144A** (Bahamas)	4.036	+	#	162,000
					1,930,269
	Oil & Gas Pipelines (0.1%)
485	Plains All American Pipeline LP/PAA Finance Corp.	6.70		05/15/36	463,508

	Oil & Gas Production (0.1%)
240	Husky Oil Ltd. (Canada)	8.90		08/15/28	243,362
345	XTO Energy, Inc.	5.50		06/15/18	343,037
					586,399
	Oil Refining/Marketing (0.0%)
365	Valero Energy Corp.	3.50		04/01/09	361,194

	Oilfield Services/Equipment (0.0%)
190	Weatherford International Inc.	6.00		03/15/18	195,472

	Other Metals/Minerals (0.1%)
565	Brascan Corp. (Canada)	7.125		06/15/12	577,201

	Packaged Software (0.0%)
390	Oracle Corp.	5.75		04/15/18	397,818

	Paper & Forest Products (0.0%)
210	Nine Dragons Paper Holdings Ltd. - 144A**	7.875		04/29/13	208,552

	Pharmaceuticals: Major (0.1%)
260	AstraZeneca PLC	5.90		09/15/17	275,788
205	Bristol-Myers Squibb Co.	5.45		05/01/18	207,756
165	Wyeth	5.45		04/01/17	167,139
55	Wyeth	5.50		02/15/16	55,735
					706,418
	Property - Casualty Insurers (0.2%)
760	Mantis Reef Ltd. - 144A** (Cayman Islands)	4.692		11/14/08	755,891
215	Platinum Underwriters Finance Inc. (Series B)	7.50		06/01/17	211,730
630	Xlliac Global Funding - 144A**	4.80		08/10/10	630,409
					1,598,030
	Railroads (0.0%)
255	Burlington Santa Fe Corp.	6.125		03/15/09	258,413
70	Canadian National Railway Co.	5.55		05/15/18	71,150
					329,563
	Real Estate Development (0.1%)
973	World Financial Properties - 144A**	6.91		09/01/13	997,986

	Real Estate Investment Trusts (0.1%)
720	iStar Financial Inc.	3.34	+	03/09/10	641,845

	Restaurants (0.1%)
385	Tricon Global Restaurants, Inc.	8.875		04/15/11	423,989

	Savings Banks (0.3%)
200	Household Finance Corp.	4.125		12/15/08	199,544
230	Household Finance Corp.	5.875		02/01/09	232,576
355	Household Finance Corp.	6.375		10/15/11	368,053
295	Household Finance Corp.	6.40		06/17/08	295,788
895	Sovereign Bancorp, Inc.	2.829	+	03/23/10	766,538
470	Washington Mutual Bank	5.50		01/15/13	425,777
260	Washington Mutual Inc.	8.25		04/01/10	247,105
300	Washington Mutual Preferred Funding II	6.665	+	##	192,280
					2,727,661
	Services to the Health Industry (0.0%)
230	Medco Health Solutions, Inc.	7.125		03/15/18	241,776

	Tobacco (0.0%)
160	Reynolds American Inc.	6.50		07/15/10	164,800

	Total Corporate Bonds (Cost $55,230,699)				53,854,928

	U.S. Government Agencies - Mortgage-Backed Securities (3.8%)
596	Federal Home Loan Mortgage Corp.	7.50		11/01/29 - 10/01/32	642,231
	Federal Home Loan Mortgage Corp. PC Gold
480		6.50		07/01/29 - 09/01/32	500,308
298		7.50		01/01/30 - 08 01 32	321,414
2		8.00		07/01/30	2,642
	Federal National Mortgage Assoc.
177		6.50		12/01/29	185,600
3,208		7.00		12/01/17 - 11/01/34	3,415,810
2,095		7.50		07/01/29 - 09/01/35	2,257,933
1,714		8.00		02/01/25 - 02/01/32	1,856,827
	Federal National Mortgage Assoc. (ARM)
2,352		6.284		01/01/36	2,409,123
2,405		6.291		01/01/36	2,464,205
1,120		6.303		03/01/36	1,147,458
1,608		6.324		12/01/35	1,654,052
1,611		6.33		10/01/35	1,657,403
1,361		6.332		11/01/35	1,399,917
1,006		6.372		03/01/36	1,032,063
1,085		6.735		05/01/36	1,118,321
1,085		6.755		05/01/36	1,109,346
2,365		6.758		04/01/36	2,416,974
1,197		6.783		05/01/36	1,232,215
1,893		6.797		07/01/36	1,938,212
1,395		6.806		04/01/36	1,426,542

	Total U.S. Government Agencies - Mortgage-Backed Securities (Cost $30,071,434)				30,188,596

	Collateralized Mortgage Obligations (3.5%)
	U.S. Government Agencies (0.5%)
622	Federal Home Loan Mortgage Corp. Whole Loan 2005-S001 2A2	3.045	+	09/25/45	611,523
2,427	Federal National Mortgage Assoc. 2005-68 XI (IO)	6.00		08/25/35	671,166
1,435	Federal National Mortgage Assoc. 2006-118 A2	2.955	+	12/25/36	1,381,845
941	Federal National Mortgage Assoc. 2006-28 1A1	3.005	+	03/25/36	915,319
10,854	Federal National Mortgage Assoc. 2006-28 1P (IO)	1.519	+	03/25/36	325,631
	Total U.S. Government Agencies (Cost $3,519,707)				3,905,484

	Private Issues (3.0%)
689	Adjustable Rate Mortgage Trust - 2005-6A 2A1	3.205	+	11/25/35	562,966
1,081	Alliance Bancorp Trust 2007-0A1 A1	3.135	+	07/25/37	853,119
	American Home Mortgage Assets
1,459	2007-5 A2	3.135	+	06/25/47	963,261
565	2007-5 A3	3.195	+	06/25/47	260,718
	American Home Mortgage Investment Trust
539	2006-1 1A2	3.085	+	03/25/46	338,245
450	2006-1 1M1	3.275	+	03/25/46	114,024
1,265	2007-1 GA1C	3.085	+	05/25/47	990,041
	Bear Stearns Mortgage Funding Trust
921	2006-AR5 1A1	3.055	+	12/25/36	715,604
1,144	2007-AR1 1A2	3.105	+	01/25/37	701,074
	Countrywide Alternative Loan Trust
839	2005-56 2A3	5.576	+	11/25/35	679,368
557	2006-0A17 1A3	3.10	+	12/20/46	260,788
500	2006-0A18 A3	3.165	+	12/25/46	233,011
1,005	2006-0A2 A3	3.07	+	05/20/46	630,274
407	2006-0A21 A3	3.08	+	03/20/47	186,971
7,383	2006-0A21 X (IO)	1.53		03/20/47	378,607
908	2006-OA1 2A2	3.11	+	03/20/46	617,106
7,478	2006-OA17 1XP (IO)	1.276	+	12/20/46	367,828
9,446	2007-0A3 X (IO)	2.00		04/25/47	402,926
1,351	2007-0A8 2A2	3.125	+	06/25/47	838,443
	Greenpoint Mortgage Funding Trust
1,231	2006-0H1 A1	2.779	+	01/25/37	955,675
1,253	2006-0H1 A2	3.125	+	01/25/37	788,620
	Harborview Mortgage Loan Trust
221	2005-16 B2	3.50	+	01/19/36	87,911
1,275	2006-14 2A1A	2.98	+	03/19/38	997,919
1,278	2006-AR1 2A1A	2.98	+	11/19/36	998,114
350	2006-SB1 M1	3.18	+	12/19/36	80,500
929	Luminent Mortgage Trust 2006-4 A1B	3.125	+	05/25/46	598,290
500	Master Adjustable Rate Mortgages Trust 2007-3 1M1
	Residential Accredit Loans, Inc.	3.745	+	05/25/47	57,500
1,811	2006-Q010 A1	3.055	+	01/25/37	1,412,285
1,029	2007-Q03 A3	3.155	+	03/25/47	481,151
512	2007-Q04 A1	3.095	+	05/25/47	401,494
792	2007-Q04 A2	3.155	+	05/25/47	505,733
489	2007-Q04 A3	3.195	+	05/25/47	229,245
1,523	2007-QH1 A2	3.085	+	02/25/37	940,119
	Structured Asset Mortgage Investments Inc.
979	2006-AR6 2A2	3.125	+	07/25/36	609,812
350	2006-AR7 B1	3.265	+	08/25/36	88,235
1,490	2007-AR1 2A2	3.105	+	01/25/37	932,158
	Washington Mutual Mortgage Pass-Through Cetificates
636	2005-AR13 A1A2	5.526	+	10/25/45	516,556
18,866	2005-AR6 X (IO)	1.166		04/25/45	362,905
175	2006-AR5 A1B2	3.245	+	06/25/46	78,566
1,211	2007-0A1 A1B	3.095	+	02/25/47	696,865
1,074	2007-0A1 CA1B	3.095	+	12/25/46	650,814
39,270	2007-OA2 1XPP (IO)	0.255		03/25/47	565,377
1,433	2007-OA6 CA1B	3.125	+	07/25/47	895,815
	Total Private Issues (Cost $34,886,509)				24,026,033

	Total Collateralized Mortgage Obligations (Cost $38,406,216)				27,931,517

	U.S. Government Agencies & Obligations (3.0%)
850	Federal National Mortgage Assoc.	5.125		11/17/17	899,249
	U.S. Treasury Bond
4,250		5.375		02/15/31	4,782,912
250		5.50		08/15/28	282,481
10,075		6.125		08/15/29	12,283,631
	U.S. Treasury Note
2,750		3.50		08/15/09	2,799,200
2,500		5.75		08/15/10	2,692,970

	Total U.S. Government Agencies & Obligations (Cost $23,613,499)				23,740,443

	Asset-Backed Securities (1.9%)
51	Banc of America Securities Auto Trust 2005-WF1 A3	3.99		08/18/09	51,188
12	Capital Auto Receivables Asset Trust 2005-1 A4	4.05		07/15/09	12,223
1,450	Capital Auto Receivables Asset Trust 2006-2 A3A	4.98		05/15/11	1,462,641
984	Capital Auto Receivables Asset Trust 2006-SN1A A3 - 144A**	5.31		10/20/09	986,493
1,350	Capital Auto Receivables Assets Trust 2007-SN1 Class A3B	2.78	+	07/15/10	1,335,737
582	Capital One Auto Finance Trust 2006-C A3A	5.07		07/15/11	568,728
747	Caterpillar Financial Asset Trust 2006-A A3	5.57		05/25/10	754,015
1,000	CIT Equipment Collateral 2006-VT2 A3	5.07		02/20/10	1,004,191
1,275	Citibank Credit Card Issuance Trust 2007-A1 A1	2.589	+	03/22/12	1,253,033
58	DaimlerChrysler Auto Trust 2005-B A3	4.04		09/08/09	58,495
326	Ford Credit Auto Owner Trust 2006-A A3	5.05		03/15/10	327,590
263	GE Equipment Small Ticket LLC 2005-2A A3 - 144A**	4.88		10/22/09	262,740
944	GS Auto Loan Trust 2006-1 A3	5.37		12/15/10	953,156
876	Harley Davidson Motorcycle Trust 2005-3 A2	4.41		06/15/12	879,767
1,049	Harley-Davidson Motorcycle Trust 2005-1 A2	3.76		12/17/12	1,047,319
615	Harley-Davidson Motorcycle Trust 2005-2 A2	4.07		02/15/12	616,179
700	Hertz Vehicle Financing LLC 2005-2A A2 - 144A**	4.93		02/25/10	689,953
156	Hyundai Auto Receivables Trust 2005-A A3	3.98		11/16/09	156,366
225	Lehman XS Trust 2006-16N M2	3.295	+	11/25/46	55,833
1,550	MBNA Master Credit Card Trust 1999-B A	5.90		08/15/11	1,581,644
57	Merrill Auto Trust Securitization 2005-1 A3	4.10		08/25/09	57,320
267	National City Auto Receivables Trust 2004-A A4	2.88		05/15/11	266,470
275	TXU Electric Delivery Transition Bond Co. LLC 2004-1 A2	4.81		11/17/14	276,577
131	Volkswagen Auto Loan Enhanced Trust 2005-1 A3	4.80		07/20/09	131,846
65	Wachovia Auto Owner Trust 2005-A A3	4.06		09/21/09	65,508
245	Wachovia Auto Owner Trust 2005-B A3	4.79		04/20/10	245,755

	Total Asset-Backed Securities (Cost $15,195,565)				15,100,767

	Short-term Investments (15.7%)
	U.S. Government Obligation (a) (0.1%)
350	U.S. Treasury Bills*** (Cost $347,582)	1.60		10/09/08	347,496

NUMBER OF
SHARES (000)
	Investment Company (b) (15.6%)
125,596	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $125,596,036)				125,596,036

	Total Short-term Investments (Cost $125,943,618)				125,943,532

	Total Investments (Cost $655,253,433) (c) (d)			100.1%	805,218,283
	Liabilities in Excess of Other Assets			(0.1)	(845,041)
	Net Assets			100.0%	$804,373,242

ADR	American Depositary Receipt.
ARM	Adjustable Rate Mortgage.
IO	Interest Only Security.
MTN	Medium-Term Note.
PC	Participation Certificate.
*	Non-income producing security.
**	Resale is restricted to qualified institutional investors.
***	A portion of this security has been physically segregated in connection with open future contracts in the amount of $164,429.
+	Floating rate security. Rate shown is the rate in effect at April 30, 2008.
#	Foreign issued with perpetual maturity.
# #	Security issued with perpetual maturity.
(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)

The fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser.  Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(c)	Securities have been designated as collateral in amount equal to $71,837,744 in connection with open futures and swap contracts.
(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Futures Contracts Open at April 30, 2008

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)
278	Long	U.S. Treasury Note 5 Year,
		June 2008	$31,131,658	$(191,385)
47	Long	Swap Future 10 Year
		June 2008	5,302,188	(10,745)
20	Long	90 Day Euro$
		June 2009	4,841,500	61,853
13	Long	90 Day Euro$
		March 2009	3,152,338	61,638
14	Long	U.S. Treasury Note 2 Year,
		June 2008	2,977,625	(6,625)
12	Long	90 Day Euro$
		December 2008	2,913,000	58,696
11	Long	90 Day Euro$
		September 2008	2,676,025	59,030
9	Long	90 Day Euro$
		June 2008	2,189,813	49,085
9	Long	Swap Future 5 Year
		June 2008	987,469	(12,956)
1	Short	90 Day Euro$
		September 2010	(240,038)	(2,253)
3	Short	90 Day Euro$
		June 2010	(721,163)	(7,321)
4	Short	90 Day Euro$
		March 2010	(963,150)	(10,661)
5	Short	90 Day Euro$
		December 2009	(1,205,625)	(14,155)
5	Short	90 Day Euro$
		September 2009	(1,208,188)	(15,522)
58	Short	U.S.Treasury Bonds 20 Year,
		June 2008	(6,779,657)	(16,776)
200	Short	U.S.Treasury Notes 10 Year,
		June 2008	(23,162,500)	83,825
	Net Unrealized Appreciation			$85,728

Interest Rate Swap Contracts Open at April 30, 2008:

		NOTIONAL	PAYMENTS	PAYMENTS
		AMOUNT	RECEIVED	MADE		TERMINATION	UNREALIZED
COUNTERPARTY		(000’S)	BY FUND	BY FUND		DATE	APPRECIATION
Deutsche Bank AG	EUR	2,960	Fixed Rate 5.32%	Floating Rate 0.00 @	%	May 1, 2028	$14,281

Bank of America, N.A.	$5,350		Fixed Rate 5.592	Floating Rate 0.00 #		February 19, 2018	100,955

Bank of America, N.A.		3,030	Fixed Rate 5.07	Floating Rate 0.00 #		April 14, 2018	(3,182)

Bank of America, N.A.		2,420	Fixed Rate 4.982	Floating Rate 0.00 #		April 15, 2018	(10,212)

Bank of America, N.A.		10,830	Fixed Rate 5.37	Floating Rate 3.08 #		August 9, 2017	117,506

Bank of America, N.A.		13,910	Floating Rate 3.08	Fixed Rate 5.18 #		February 12, 2023	(145,499)

Bank of America, N.A.		3,880	Floating Rate 0.00	Fixed Rate 5.47 #		April 14, 2023	(2,561)

Bank of America, N.A.		6,905	Floating Rate 0.00	Fixed Rate 6.03 #		February 19, 2023	(113,863)

Bank of America, N.A.		2,870	Floating Rate 0.00	Fixed Rate 5.38 #		April 15, 2023	5,310

Citibank Capital Market		5,500	Fixed Rate 5.448	Floating Rate 5.36 #		August 9, 2017	478,115

Citibank N.A. New York		7,000	Fixed Rate 5.337	Floating Rate 5.03 #		May 24, 2017	549,080

Citibank N.A. New York		8,500	Fixed Rate 5.238	Floating Rate 4.857 #		September 27, 2017	604,095

Citigroup, Inc.		1,800	Fixed Rate 4.647	Floating Rate 3.089 #		February 27, 2018	40,500

Deutsche Bank AG, New York		5,500	Fixed Rate 5.388	Floating Rate 5.03 #		May 25, 2017	452,760

Deutsche Bank AG, New York		4,430	Floating Rate 0.00	Fixed Rate 5.42 #		May 1, 2028	(5,582)

Goldman Sachs Group, Inc.		5,425	Fixed Rate 5.565	Floating Rate 0.00 #		February 27, 2018	96,185

Goldman Sachs Group, Inc.		10,920	Fixed Rate 5.63	Floating Rate 0.00 #		February 28, 2018	219,383

Goldman Sachs Group, Inc.		6,960	Floating Rate 0.00	Fixed Rate 5.96 #		February 27, 2023	(100,920)

Goldman Sachs Group, Inc.		14,010	Floating Rate 0.00	Fixed Rate 6.035 #		February 28, 2023	(232,566)

JPMorgan Chase N.A. New York		10,325	Fixed Rate 5.34	Floating Rate 5.03 #		May 24, 2017	811,855

JPMorgan Chase N.A. New York		7,200	Fixed Rate 5.448	Floating Rate 5.061 #		May 29, 2017	624,888

JPMorgan Chase N.A. New York		6,200	Fixed Rate 5.088	Floating Rate 2.938 #		September 11, 2017	365,738

JPMorgan Chase N.A. New York		11,825	Floating Rate 2.872	Fixed Rate 4.408 #		May 1, 2018	—

Merrill Lynch & Co., Inc.		3,230	Fixed Rate 5.00	Floating Rate 0.00 #		April 15, 2018	(11,596)

Merrill Lynch & Co., Inc.		4,030	Floating Rate 0.00	Fixed Rate 5.395 #		April 15, 2023	5,763

			Net Unrealized Appreciation				$3,860,432

EUR - Euro.

#  Floating rate represents USD-3 months LIBOR

@ Floating Rate represents EUR-3 Months EURIBOR.

Credit Default Swap Contracts Open at April 30, 2008

		NOTIONAL			UNREALIZED
SWAP COUNTERPARTY &	BUY/SELL	AMOUNT	INTEREST	TERMINATION	APPRECIATION
REFERENCE OBLIGATION	PROTECTION	(000’s)	RATE	DATE	(DEPRECIATION)
Goldman Sachs International
DJ CDX, N.A.	Sell	$360	0.60	December 20, 2012	$4,569
Goldman Sachs International
DJ CDX, N.A.	Sell	660	0.80	December 20, 2017	11,680
J.P. Morgan Chase
DJ CDX, N.A.	Sell	1,330	0.60	December 20, 2012	24,800
Lehman Brothers, Inc.
DJ CDX, N.A.	Sell	725	0.60	December 20, 2012	2,439
Lehman Brothers, Inc.
DJ CDX, N.A.	Sell	360	0.60	December 20, 2012	2,212
Credit Suisse
Arrow Electronics	Buy	430	1.00	March 20, 2015	(6,201)
Goldman Sachs International
Avalonbay Communities	Buy	315	3.05	March 20, 2013	(22,617)

Bank of America, N.A.
Carnival Corp.	Buy	190	1.57	March 20, 2018	(10,857)
Merril Lynch, Inc.
Carnival Corp.	Buy	160	1.57	March 20, 2018	(9,142)
Merril Lynch, Inc.
Carnival Corp.	Buy	200	1.50	March 20, 2018	(6,498)
Merril Lynch, Inc.
Carnival Corp.	Buy	165	1.60	March 20, 2018	(6,093)
Bank of America, N.A.
Chubb Corp.	Buy	950	0.10	March 20, 2012	6,603
Goldman Sachs International
Coca-Cola Enterprises, Inc.	Buy	635	0.587	March 20, 2013	(7,080)
Goldman Sachs International
Dell Inc.	Buy	495	0.22	March 20, 2012	4,050
Citigroup, Inc.
Eaton Corp.	Buy	295	0.62	March 20, 2013	(931)
Citigroup, Inc.
Eaton Corp.	Buy	240	0.72	March 20, 2013	(1,830)
Citigroup, Inc.
Eaton Corp.	Buy	180	0.82	March 20, 2018	(1,953)
Goldman Sachs International
Eaton Corp.	Buy	200	0.97	March 20, 2018	(4,537)
J.P. Morgan Chase
Eaton Corp.	Buy	105	0.60	March 20, 2013	(238)
Merril Lynch, Inc.
Eaton Corp.	Buy	230	0.92	March 20, 2018	(4,310)
Goldman Sachs International
Eli Lilly	Buy	130	0.33	March 20, 2013	(587)
UBS Securities
Eli Lilly	Buy	520	0.30	March 20, 2013	(1,645)
Goldman Sachs International
Goodrich (B.F.) Co.	Buy	215	0.70	March 20, 2013	(4,483)
Bank of America, N.A.
Goodrich (B.F.) Co.	Buy	145	0.82	March 20, 2018	(5,637)
Goldman Sachs International
Goodrich (B.F.) Co.	Buy	240	0.47	March 20, 2018	(2,540)
Lehman Brothers, Inc.
Goodrich (B.F.) Co.	Buy	230	0.45	March 20, 2018	(2,062)
Lehman Brothers, Inc.
Goodrich (B.F.) Co.	Buy	165	0.46	March 20, 2018	(1,613)
Goldman Sachs International
Hartford Life Inc.	Buy	1,000	0.12	December 20, 2011	14,306
UBS Securities
Martin Marietta Materials	Buy	150	1.78	March 20, 2013	(2,293)
UBS Securities
Martin Marietta Materials	Buy	150	1.73	March 20, 2018	(1,338)
Goldman Sachs International
Motorola, Inc.	Buy	330	0.15	December 20, 2011	19,409
Goldman Sachs International
Motorola, Inc.	Buy	670	0.157	December 20, 2011	39,251
Bank of America, N.A.
Nordstrom, Inc.	Buy	250	1.03	March 20, 2018	(1,436)
J.P. Morgan Chase
Nordstrom, Inc.	Buy	210	1.07	March 20, 2018	(1,855)
J.P. Morgan Chase
Nordstrom, Inc.	Buy	210	1.15	March 20, 2018	(3,151)
J.P. Morgan Chase
Pepsi Bottling Group, Inc.	Buy	170	0.58	March 20, 2013	(1,392)
J.P. Morgan Chase
Pepsi Bottling Group, Inc.	Buy	225	0.63	March 20, 2013	(2,347)
Goldman Sachs International
Prologis	Buy	185	3.33	March 20, 2013	(12,623)
Bank of America, N.A.
Sealed Air Corp.	Buy	140	1.08	March 20, 2018	(342)
Bank of America, N.A.
Sealed Air Corp.	Buy	280	1.12	March 20, 2018	(1,542)
Goldman Sachs International
Sealed Air Corp.	Buy	165	1.08	March 20, 2018	(403)
Goldman Sachs International
Sealed Air Corp.	Buy	80	1.24	March 20, 2018	(1,176)
Bank of America, N.A.
Textron Financial Corp.	Buy	200	0.80	March 20, 2018	(113)
Goldman Sachs International
Textron Financial Corp.	Buy	320	1.05	March 20, 2013	(2,888)
UBS Securities
Textron Financial Corp.	Buy	230	1.00	March 20, 2013	(1,509)
UBS Securities
Textron Financial Corp.	Buy	150	1.01	March 20, 2013	(984)
UBS Securities
Textron Financial Corp.	Buy	345	1.06	March 20, 2013	(7,797)
Citibank, NA, New York
Tyco Electronics Ltd.	Buy	387	0.43	March 20, 2012	5,400
Citibank, NA, New York
Tyco Electronics Ltd.	Buy	200	0.43	March 20, 2012	2,793
Goldman Sachs International
Union Pacific Corp.	Buy	500	0.20	December 20, 2011	1,998
Bank of America, N.A.
Yum Brands, Inc.	Buy	385	1.18	March 20, 2013	(6,876)
		Net Unrealized Depreciation			$(11,410)

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Strategist Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 19, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 19, 2008